Income Taxes - Schedule of Significant Components of the Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Deferred tax assets:
Net operating loss carried forward	$ 1,265,023	$ 654,588
Unrealized foreign exchange gain/(loss)	45,440	(36,521)
Total deferred tax assets	1,310,463	618,067
Valuation allowance	(1,310,463)	(468,938)	$ (211,556)
Deferred tax assets, net of valuation allowance		$ 149,129